STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, amount at Dec. 31, 2018	$ (4,000,094)	$ 29,061	$ 30,593,366	$ (34,622,521)
Balance, shares at Dec. 31, 2018		29,061,883
Net Income (Loss)	47,977			47,977
Stock based compensation	44,807		44,807
Balance, shares at Dec. 31, 2019		29,061,883
Balance, amount at Dec. 31, 2019	(3,907,310)	$ 29,061	30,638,173	(34,574,544)
Stock based compensation, shares		0
Stock based compensation, amount	2,130	$ 0	2,130	0
Net loss, shares		0
Net loss, amount	(6,062)	$ 0	0	(6,062)
Balance, shares at Mar. 31, 2020		29,061,883
Balance, amount at Mar. 31, 2020	(3,911,242)	$ 29,061	30,640,303	(34,580,606)
Balance, amount at Dec. 31, 2019	(3,907,310)	$ 29,061	30,638,173	(34,574,544)
Balance, shares at Dec. 31, 2019		29,061,883
Net Income (Loss)	(187,735)
Balance, shares at Sep. 30, 2020		29,061,883
Balance, amount at Sep. 30, 2020	3,988,824	$ 29,061	30,744,394	(34,762,279)
Balance, amount at Dec. 31, 2019	(3,907,310)	$ 29,061	30,638,173	(34,574,544)
Balance, shares at Dec. 31, 2019		29,061,883
Net Income (Loss)	675,996
Balance, shares at Dec. 31, 2020		29,061,883
Balance, amount at Dec. 31, 2020	(3,105,770)	$ 29,061	30,763,717	(33,898,548)
Balance, amount at Mar. 31, 2020	(3,911,242)	$ 29,061	30,640,303	(34,580,606)
Balance, shares at Mar. 31, 2020		29,061,883
Stock based compensation, shares		0
Stock based compensation, amount	16,850	$ 0	16,850	0
Net loss, shares		0
Net loss, amount	(72,825)	$ 0	0	(72,825)
Balance, shares at Jun. 30, 2020		29,061,883
Balance, amount at Jun. 30, 2020	(3,967,217)	$ 29,061	30,657,153	(34,653,431)
Net Income (Loss)	(108,848)
Stock based compensation, shares		0
Stock based compensation, amount	87,241	$ 0	87,241	0
Net loss, shares		0
Net loss, amount	(108,848)	$ 0	0	(108,848)
Balance, shares at Sep. 30, 2020		29,061,883
Balance, amount at Sep. 30, 2020	3,988,824	$ 29,061	30,744,394	(34,762,279)
Stock based compensation	125,544		125,544
Balance, shares at Dec. 31, 2020		29,061,883
Balance, amount at Dec. 31, 2020	(3,105,770)	$ 29,061	30,763,717	(33,898,548)
Stock based compensation, shares		0
Stock based compensation, amount	28,248	$ 0	28,248	0
Net loss, shares		0
Net loss, amount	(152,227)	$ 0	0	(152,227)
Balance, shares at Mar. 31, 2021		29,061,883
Balance, amount at Mar. 31, 2021	(3,229,749)	$ 29,061	30,791,965	(34,050,775)
Balance, amount at Dec. 31, 2020	(3,105,770)	$ 29,061	30,763,717	(33,898,548)
Balance, shares at Dec. 31, 2020		29,061,883
Net Income (Loss)	(838,536)
Balance, shares at Sep. 30, 2021		31,630,883
Balance, amount at Sep. 30, 2021	(3,671,887)	$ 31,630	31,033,567	(34,737,084)
Balance, amount at Mar. 31, 2021	(3,229,749)	$ 29,061	30,791,965	(34,050,775)
Balance, shares at Mar. 31, 2021		29,061,883
Stock based compensation, shares		0
Stock based compensation, amount	81,920	$ 0	81,920	0
Net loss, shares		0
Net loss, amount	(416,503)	$ 0	0	(416,503)
Issuance of common stock, shares		250,000
Issuance of common stock, amount	58,125	$ 250	57,875	0
Exercise of stock options, shares		284,000
Exercise of stock options, amount	14,930	$ 284	14,646	0
Balance, shares at Jun. 30, 2021		29,595,883
Balance, amount at Jun. 30, 2021	(3,491,277)	$ 29,595	30,946,406	(34,467,278)
Net Income (Loss)	(269,806)
Stock based compensation, shares		0
Stock based compensation, amount	7,296	$ 0	7,296	0
Net loss, shares		0
Net loss, amount	(269,806)	$ 0	0	(269,806)
Exercise of stock options, shares		2,035,000
Exercise of stock options, amount	81,900	$ 2,035	79,865	0
Balance, shares at Sep. 30, 2021		31,630,883
Balance, amount at Sep. 30, 2021	$ (3,671,887)	$ 31,630	$ 31,033,567	$ (34,737,084)